Vessels (Tables)	12 Months Ended
Dec. 31, 2019
Operating Leases, Future Minimum Payments Due, Fiscal Year Maturity [Abstract]
Schedule of Future Minimum Rental Payments for Operating Leases [Table Text Block]
Year	Lease Commitment
2020	$8,191
2021	8,191
2022	8,191

Minimum net lease payments	$24,573
Less: Present value discount	(3,145)

Total Obligations under operating leases (current and non-current portion)	$21,428